UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    October 28, 2005


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		99,492



List of Other Included Managers:

NONE
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

						Value 	 Shares/	Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn Amt 	PrnCall	Dscretn	Mgrs	Sole	Shared None
Albertsons Inc Com	COM	013104-10-4	500	19475		SH		Sole			19475
Alerus Finl Corp Com	COM	01446u-10-3	268	9512		SH		Sole			9512
Alico Inc		COM	016230-10-4	329	6422		SH		Sole			6422
Alleghany Corp		COM	017175-10-0	2614	8542		SH		Sole			8542
Allergan		COM	018490-10-2	550	6000		SH		Sole			6000
Allied Cap Corp New Com	COM	01903Q-10-8	2696	94174		SH		Sole			94174
Allstate Corp		COM	020002-10-1	285	5163		SH		Sole			5163
Altria Group Inc.	COM	02209s-10-3	280	3800		SH		Sole			3800
Andersons Inc Com	COM	034164-10-3	317	10829		SH		Sole			10829
Anheuser Busch Cos Inc	COM	035229-10-3	3797	88219		SH		Sole			88219
Archstone Smith Tr Com	COM	039583-10-9	614	15405		SH		Sole			15405
ADP Inc			COM	053015-10-3	1770	41122		SH		Sole			41122
Bank Of Amer Corp	COM	060505-10-4	388	9212		SH		Sole			9212
BB&T Corp		COM	054937-10-7	240	6158		SH		Sole			6158
Beckman Coulter		COM	075811-10-9	226	4184		SH		Sole			4184
Bell South Corp		COM	079860-10-2	406	15452		SH		Sole			15452
Berkshire Hathaway Cl A	COM	084670-10-8	656	8		SH		Sole			8
Berkshire Hathaway Cl B	COM	084670-20-7	7923	2901		SH		Sole			2901
BP Amoco PLC Sp Adr	COM	055622-10-4	210	2968		SH		Sole			2968
Carramerica Rlty Corp	COM	144418-10-0	759	21100		SH		Sole			21100
Chevrontexaco Corp Com	COM	166764-10-0	248	3838		SH		Sole			3838
Citigroup Inc		COM	172967-10-1	909	19967		SH		Sole			19967
Dover Corp Com		COM	260003-10-8	586	14358		SH		Sole			14358
Dover Motorsports Inc	COM	260174-10-7	539	78797		SH		Sole			78797
Ethan Allen Interiors 	COM	297602-10-4	437	13950		SH		Sole			13950
Exxon Mobil Corp	COM	30231g-10-2	2825	44456		SH		Sole			44456
Farmer Bros Corp	COM	307675-10-8	1382	68437		SH		Sole			68437
Farmers & Merchants Bk 	COM	308243-10-4	352	62		SH		Sole			62
First Natl Bk Alaska 	COM	32112J-10-6	210	937		SH		Sole			937
General Electric Corp	COM	369604-10-3	894	26563		SH		Sole			26563
Genuine Parts Co Com	COM	372460-10-5	3371	78580		SH		Sole			78580
Gladstone Capital Corp	COM	376535-10-0	2196	97390		SH		Sole			97390
Glaxo Holdings Plc	COM	37733w-10-5	2535	49440		SH		Sole			49440
Hasbro Inc Com		COM	418056-10-7	2470	125691		SH		Sole			125691
IHOP Corp Com		COM	449623-10-7	657	16136		SH		Sole			16136
Internt'l Speedway Cl A	COM	460335-20-1	3299	62879		SH		Sole			62879
Johnson & Johnson	COM	478160-10-4	831	13135		SH		Sole			13135
Kaydon Corp Com		COM	486587-10-8	1009	35533		SH		Sole			35533
Knight Ridder Inc Com	COM	499040-10-3	2407	41020		SH		Sole			41020
Leucadia National Corp	COM	527288-10-4	2020	46872		SH		Sole			46872
Markel Corp Com		COM	570535-10-4	8498	25714		SH		Sole			25714
Marsh & McLennan Cos 	COM	571748-10-2	2321	76384		SH		Sole			76384
Martin Marietta Mtrls 	COM	573284-10-6	2722	34688		SH		Sole			34688
McDonalds Corp		COM	580135-10-1	333	9950		SH		Sole			9950
Mercantile Bankshares	COM	587405-10-1	2520	46770		SH		Sole			46770
Morgan Stnly Dean WitterCOM	617446-44-8	268	4969		SH		Sole			4969
Nestle Sa-Adr Repstg	COM	641069-40-6	781	10620		SH		Sole			10620
Norfolk Southern Corp	COM	655844-10-8	2755	67936		SH		Sole			67936
Paychex Inc		COM	704326-10-7	498	13438		SH		Sole			13438
Pepsico Inc		COM	713448-10-8	241	4244		SH		Sole			4244
Plum Creek Timber 	ADR	729251-10-8	3169	83583		SH		Sole			83583
Procter & Gamble Co	COM	742718-10-9	235	3950		SH		Sole			3950
Provident Finl Svcs Inc	COM	74386T-10-5	811	46075		SH		Sole			46075
Royal Dtch Shl Adr Cl A	COM	780257-80-4	1052	16032		SH		Sole			16032
S B C Communications IncCOM	78387g-10-3	211	8789		SH		Sole			8789
Sandy Spring Bancorp ComCOM	800363-10-3	1547	45893		SH		Sole			45893
Suntrust Bks Inc Com	COM	867914-10-3	209	3007		SH		Sole			3007
Tecumseh Prdcts Co Cl B	COM	878895-10-1	300	14310		SH		Sole			14310
Verizon Comm Com	COM	92343v-10-4	398	12186		SH		Sole			12186
Wal Mart Stores Inc Com	COM	931142-10-3	3580	81701		SH		Sole			81701
Walt Disney Holding Co	COM	254687-10-6	4003	165895		SH		Sole			165895
Washington Mutual Ins.	COM	939322-10-3	3261	83137		SH		Sole			83137
Washington Post Co Cl B	COM	939640-10-8	3848	4795		SH		Sole			4795
Washington Rl Est Inv TrCOM	939653-10-1	297	9538		SH		Sole			9538
Wells Fargo & Co (new)	COM	949746-10-1	1069	18250		SH		Sole			18250
Wyeth			COM	983024-10-0	560	12100		SH		Sole			12100

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